Taxation - Additional Information (Detail) - GBP (£) £ in Millions		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Income Taxes [line items]
Effective tax rate on profit before taxation		22.10%	9.30%	20.60%
Tax rate		19.00%	19.25%	20.00%
Tax Cuts and Jobs Act revalued deferred tax assets and liabilities			£ 234.1
Tax Cuts and Jobs Act deemed repatriation tax charge related to unremitted foreign earnings		£ 7.3	£ (28.1)
Tax Cuts and Jobs Act payable period			8 years
United States [member]
Disclosure Of Income Taxes [line items]
Tax rate			35.00%
United States [member] | Changes in tax rates or tax laws enacted or announced [member]
Disclosure Of Income Taxes [line items]
Tax rate	21.00%